Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Lease Payments Under Non Cancelable Operating Lease Agreements

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2013 were as follows:

Year Ended December 31	$
2014	4,082,489
2015	2,162,710
2016	1,559,440
2017 and after	6,736,096

Total	14,540,735